TWO ROADS SHARED TRUST

Anfield Universal Fixed Income Fund

Charioteer Mortgage Income Fund

Incorporated herein by reference are the definitive versions of the prospectuses for the Anfield Universal Fixed Income Fund and Charioteer Mortgage Income Fund, respectively, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 20, 2013 (SEC Accession No. 0000910472-13-001115).